Transactions and Balances with Related Parties (Details 2) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Transactions and Balances with Related Parties [Abstract]
Interest receivable from joint venture and equity-accounted investee (Note 6)	₪ 10	₪ 11
Loans to equity-accounted investees (Note 8a)	₪ 354	₪ 401